EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE CORE PLUS BOND FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to Prospectuses dated February 1, 2020

EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL BOND FUND

EATON VANCE GLOBAL INCOME BUILDER FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE GLOBAL SMALL-CAP EQUITY FUND

EATON VANCE GOVERNMENT OPPORTUNITIES FUND

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

EATON VANCE MULTI-ASSET CREDIT FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND

Supplement to Prospectuses dated March 1, 2020

EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

EATON VANCE SHORT DURATION INFLATION-PROTECTED INCOME FUND

Supplement to Prospectuses dated March 1, 2020 as revised March 20, 2020

EATON VANCE INTERNATIONAL SMALL-CAP FUND

Supplement to Prospectus dated April 1, 2020

EATON VANCE BALANCED FUND

EATON VANCE CORE BOND FUND

EATON VANCE GREATER INDIA FUND

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

EATON VANCE STOCK FUND

Supplement to Prospectuses dated May 1, 2020

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC INTERNATIONAL EQUITY FUND

PARAMETRIC TABS 1-to-10 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS 5-to-15 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS 10-to-20 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND

PARAMETRIC TABS SHORT-TERM MUNICIPAL BOND FUND

Supplement to Prospectuses dated June 1, 2020

EATON VANCE INCOME FUND OF BOSTON

EATON VANCE SHORT DURATION HIGH INCOME FUND

Supplement to Prospectus dated March 1, 2020 as revised June 15, 2020

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL OPPORTUNITIES FUND

EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND

Supplement to Prospectuses dated August 1, 2020

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND
Supplement to Prospectus dated March 1, 2020 as revised September 21, 2020

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND
Supplement to Prospectus dated May 1, 2020 as revised September 21, 2020

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

Supplement to Prospectus dated July 1, 2020 as revised September 21, 2020

EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND

Supplement to Prospectus dated August 1, 2020 as revised November 20, 2020

1.   The following replaces “Appendix A – Financial Intermediary Sales Charge Variations – Fund Purchases through Ameriprise Financial (Class A Sales Charge Waivers)” in each Fund’s statutory prospectus:

Fund Purchases through Ameriprise Financial (Class A Sales Charge Waivers)

The following information applies to Class A share purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Effective January 15, 2021, shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

•	Employer-sponsored retirement plans (e.g., 401(k) plans 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
•	Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

January 20, 2021	37702 1.20.21